Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Available for sale securities	$ 17,155,562	$ 15,463,578		$ 11,735,387
Cash and cash equivalents	2,177,660	3,145,745	$ 4,419,597	2,466,526	$ 575,005
Investment income due and accrued	94,458	100,713		78,540
Reinsurance related assets	31,597	31,390		21,444
Deferred acquisition costs, net	186,846	153,792		86,053	52,808
Property, equipment and software, net	236,265	244,849		283,582
Other assets	889,468	48,448		7,504
Total assets	20,771,856	19,191,989		14,802,198
Liabilities:
Deposit-type contracts	3,856,221	3,398,170		1,573,988	686,316
Policyholder benefit reserves	4,609,783	4,220,215		2,576,964
Advance premiums	133,191	121,944		69,573
Total policy liabilities	8,599,195	7,740,329		4,220,525
Accounts payable and accrued expenses	69,268	66,472		85,888
Other liabilities	813,909	4,205		4,992
Total liabilities	9,482,372	7,811,006		4,311,405
Shareholders' Equity:
Common stock, $0.10 par value. Authorized 9,000,000 shares; issued and outstanding 5,565,943 and 5,177,245 shares as of December 31, 2016 and 2015, respectively	558,371	556,595		517,725
Additional paid-in capital	18,069,599	18,017,163		17,018,285
Accumulated deficit	(7,600,984)	(7,432,236)		(6,146,463)
Accumulated other comprehensive income (loss)	262,498	239,461		(100,477)
Total shareholders' equity	11,289,484	11,380,983	$ 12,317,474	10,490,793	$ 7,280,068
Total liabilities and shareholders' equity	20,771,856	19,191,989		14,802,198
Fixed Maturities [Member]
Assets
Available for sale securities	11,688,456	10,320,074		8,131,119
Equities, Including Equity Securities and Other Equity Investments [Member]
Assets
Available for sale securities	$ 5,467,106	$ 5,143,504		$ 3,604,268